MARKETABLE SECURITIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Payment to acquire equity					$ 31,000	$ 44,044
Realized (gain) loss on sale of marketable securities	$ (281,000)	$ (11,109)	$ (349,000)	$ 15,867	12,901	(67,342)
Realized gains on marketable securities					(40)	(75,190)
Unrealized losses on marketable securities					$ (12,941)	$ (7,848)